Borrowed Funds (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Line of credit with correspondent bank	$ 25,500,000	$ 25,500,000
FHLBB [Member]
Line of credit with correspondent bank	500,000	500,000
Qualified collateral borrowing	132,667,958	135,672,471
Potential borrowing capacity	93,052,713	97,358,249
Letters of credit collateral deposits	23,475,000	14,425,000
Fees paid for issuance of letters of credit	46,748	41,069
FRBB [Member]
Potential borrowing capacity	$ 50,378,933	$ 56,896,877